Note 16 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loss carry-forwards	$ 1,441	$ 2,788
Expenses not currently deductible	39,415	23,283
Stock-based compensation		749
Allowance for doubtful accounts	5,535	3,860
Inventory and other reserves	865	3,024
Deferred Tax Assets, Gross, Total	47,256	33,704
Depreciation and amortization	83,676	86,072
Basis differences of partnerships and other entities	769	793
Prepaid and other expenses deducted for tax purposes	1,505	1,276
Deferred Tax Liabilities, Gross, Total	85,950	88,141
Net deferred income tax asset (liability) before valuation allowance	(38,694)	(54,437)
Valuation allowance	603	965
Net deferred income tax asset (liability)	$ (39,297)	$ (55,402)